SUBSEQUENT EVENTS (Tables) (Terra Stabile A.E. and Terra Norma [Member])	12 Months Ended
Dec. 31, 2012
Terra Stabile A.E. and Terra Norma [Member]
SUBSEQUENT EVENTS
Future Minimum Rental Payments for Operating Leases
Following the above mentioned agreements and amendments the committed rent payments to Terra Stabile A.E. and Terra Norma are:

December 31, 2013	$294
December 31, 2014	275
December 31, 2015	438
December 31, 2016	445
December 31, 2017	451
Thereafter	1,873
$3,776